CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)(Games) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Net revenues from related parties			7,444
Cost of revenues to related parties	$ (88)	(546)	(1,571)